Principal accounting policies - Schedule of movement in allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Principal accounting policies
Balance at the beginning of year	$ 1,434
(Reversal)/provision for the year	1,956	$ (465)	$ 930
Balance at the end of year	2,633	1,434
Discontinued operations
Principal accounting policies
Balance at the beginning of year	27,729
Balance at the end of year		27,729
Continuing and discontinued operations
Principal accounting policies
Balance at the beginning of year	29,163
Balance at the end of year		29,163
Accounts receivable
Principal accounting policies
Balance at the beginning of year	1,434	1,735
(Reversal)/provision for the year	1,956	(465)
Accounts receivable written off	(756)
Accounts receivable recovery		164
Exchange differences	(1)
Balance at the end of year	2,633	1,434	1,735
Accounts receivable | Discontinued operations
Principal accounting policies
Balance at the beginning of year	27,729	35,480
(Reversal)/provision for the year	(26,695)	(966)
Accounts receivable written off	(1,025)	(6,087)
Exchange differences	(9)	(698)
Balance at the end of year		27,729	35,480
Accounts receivable | Continuing and discontinued operations
Principal accounting policies
Balance at the beginning of year	29,163	37,215
(Reversal)/provision for the year	(24,739)	(1,431)
Accounts receivable written off	(1,781)	(5,923)
Exchange differences	(10)	(698)
Balance at the end of year	2,633	29,163	37,215
Loans and interest receivable
Principal accounting policies
Balance at the beginning of year	23
(Reversal)/provision for the year	1,353	23
Balance at the end of year	1,376	23
Loans and interest receivable | Discontinued operations
Principal accounting policies
Balance at the beginning of year	8,361	4,043
(Reversal)/provision for the year	(8,361)	4,463
Exchange differences		(145)
Balance at the end of year		8,361	4,043
Loans and interest receivable | Continuing and discontinued operations
Principal accounting policies
Balance at the beginning of year	8,384	4,043
(Reversal)/provision for the year	(7,008)	4,486
Exchange differences		(145)
Balance at the end of year	$ 1,376	$ 8,384	$ 4,043